CERTIFICATION
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Neuberger Berman Alternative Funds (1933 Act File No. 333-122847; 1940 Act File No. 811-21715) (“Registrant”) hereby certifies (a) that the forms of prospectuses that would have been filed under paragraph (c) of Rule 497 with respect to Neuberger Berman Absolute Return Multi-Manager Fund, Neuberger Berman Flexible Select Fund, Neuberger Berman Global Allocation Fund, Neuberger Berman Global Long Short Fund, Neuberger Berman Inflation Managed Fund, Neuberger Berman Long Short Fund, Neuberger Berman Long Short Multi-Manager Fund and Neuberger Berman Risk Balanced Commodity Strategy Fund, each a series of the Registrant, and the forms of statements of additional information that would have been filed under paragraph (c) of Rule 497 with respect to Neuberger Berman Flexible Select Fund, Neuberger Berman Global Allocation Fund, Neuberger Berman Global Long Short Fund, Neuberger Berman Inflation Managed Fund, Neuberger Berman Long Short Fund, and Neuberger Berman Risk Balanced Commodity Strategy Fund, each a series of the Registrant, would not have differed from those contained in Post-Effective Amendment No. 44 to the Registrant’s Registration Statement (“Amendment No. 44”), and (b) that Amendment No. 44 was filed electronically.

Dated: March 5, 2015	By:	/s/ Sheila James
Sheila James
Assistant Secretary